Transactions and balances with related parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions and balances with related parties
Schedule of outstanding amounts and transactions with related parties

	June 30, 2024	December 31, 2023
Kyklades Maritime Corporation	101,383	(659,974)
Total	101,383	(659,974)

	Six months ended,
Management fees	2024	2023
Kyklades Maritime Corporation	2,293,200	2,280,600
Total	2,293,200	2,280,600